TRADE RECEIVABLES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE RECEIVABLES AND OTHER RECEIVABLES
Schedule of trade receivables and other receivables

in € thousand	12/31/2024	12/31/2023
Trade receivables	24,704	40,626
Receivables from equity investees	4,207	1,599
Receivables from shareholder	4,711	—
Other receivables	4,599	4,807
Total trade and other receivables	38,221	47,032